Related party transactions - Ship Finance Transactions (Details) - USD ($)						1 Months Ended	3 Months Ended						6 Months Ended	9 Months Ended	12 Months Ended
		Jun. 30, 2015	Dec. 30, 2014	Jun. 28, 2013	Jul. 01, 2010	Dec. 31, 2014	Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Jun. 30, 2016	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Related Party Transaction [Line Items]
Total acquisition price		$ 4,000,000
Long-term debt due to related parties							$ 334,000,000		$ 337,000,000		$ 254,000,000		$ 337,000,000	$ 334,000,000	$ 330,000,000	$ 438,000,000	[1]
Payments of ordinary dividends, noncontrolling Interest															7,000,000	14,000,000	[2]	$ 51,000,000
Interest expense	[3]						$ 98,000,000	[4]	$ 105,000,000	[4]	$ 102,000,000	[4]	$ 207,000,000 [4]	$ 305,000,000 [4]	412,000,000	415,000,000	[4]	478,000,000
Ship Finance International Ltd VIEs
Related Party Transaction [Line Items]
Lease costs on leased units															191,000,000	193,000,000		300,000,000
Affiliated Entity | Ship Finance International Ltd VIEs
Related Party Transaction [Line Items]
Long-term debt due to related parties															$ 330,000,000	387,000,000
Interest rate on related party debt (as percent)															4.50%
Gross loans outstanding															$ 415,000,000	415,000,000
Interest expense															19,000,000	19,000,000		24,000,000
North Atlantic Drilling | Ship Finance International Ltd VIEs
Related Party Transaction [Line Items]
Contingent consideration arrangements, maximum				$ 600,000,000
Lease term				15 years
North Atlantic Drilling | Affiliated Entity | Ship Finance International Ltd VIEs
Related Party Transaction [Line Items]
Long-term debt due to related parties				$ 195,000,000		$ 125,000,000												125,000,000
Interest rate on related party debt (as percent)				4.50%
SFL Deepwater Limited | Ship Finance International Ltd VIEs
Related Party Transaction [Line Items]
Payments of ordinary dividends, noncontrolling Interest					$ 290,000,000
SFL West Polaris Limited | Ship Finance International Ltd VIEs
Related Party Transaction [Line Items]
Payments of ordinary dividends, noncontrolling Interest					$ 145,000,000
Variable Interest Entity, Primary Beneficiary | Ship Finance International Ltd VIEs
Related Party Transaction [Line Items]
Interest rate on related party debt (as percent)					4.50%
SFL West Polaris Limited
Related Party Transaction [Line Items]
Percentage of voting interests acquired (as percent)			100.00%
Loans assumed			$ 97,000,000
Total acquisition price			$ 111,000,000			$ 111,000,000
West Polaris | Ship Finance International Ltd VIEs
Related Party Transaction [Line Items]
Lease costs on leased units	[5]														0	0		55,000,000
West Hercules | Ship Finance International Ltd VIEs
Related Party Transaction [Line Items]
Lease costs on leased units															52,000,000	55,000,000		75,000,000
West Taurus | Ship Finance International Ltd VIEs
Related Party Transaction [Line Items]
Lease costs on leased units															57,000,000	57,000,000		111,000,000
West Linus | Ship Finance International Ltd VIEs
Related Party Transaction [Line Items]
Lease costs on leased units															$ 82,000,000	$ 81,000,000		$ 59,000,000

[1]	Refer to Note 39 "Restatement of previously issued financial statements"
[2]	Refer to Note 39 "Restatement of previously issued financial statements"
[3]	Includes transactions with related parties. Refer to Note 31 "Related party transactions".
[4]	Refer to Note 39 "Restatement of previously issued financial statements"
[5]	The West Polaris was repurchased from Ship Finance on December 30, 2014, and subsequently sold to Seadrill Partners on June 18, 2015.